Document and Entity Information (USD $)	12 Months Ended
	Sep. 30, 2011	Dec. 22, 2011	Mar. 31, 2011
Document And Entity Information
Entity Central Index Key	0001350072
Document Fiscal Year Focus	2011
Entity Registrant Name	CMS Bancorp, Inc.
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding		1,862,803
Document Period End Date	Sep. 30, 2011
Current Fiscal Year End Date	--09-30
Amendment Flag	false
Document Type	10-K
Trading Symbol	cmsb
Entity Voluntary Filers	No
Entity Public Float			$ 11,100,000
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No